PIMCO Funds

Supplement Dated March 4, 2011 (as revised May 17, 2011) to the Bond Funds – Institutional Class,

Class M, Class P, Administrative Class and Class D Prospectus (dated July 31, 2010), as supplemented and revised from time to time

Disclosure Related to the PIMCO Short-Term Fund (the “Fund”)

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the Fund was reduced by 0.05% to 0.45% in Management Fees, and as such, the Total Annual Fund Operating Expenses for Class D shares of the Fund were decreased by 0.05% to 0.70%.

Effective immediately, footnotes describing these reductions are added to: (i) the Fund’s Annual Fund Operating Expenses table; (ii) the Management Fees table in the “Management of the Funds – Management Fees” section of the prospectus; and (iii) the supervisory and administrative fees table in the “Management of the Funds – Management Fees” section of the prospectus.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated March 4, 2011 (as revised May 17, 2011) to the Bond Funds – Class A, Class B,

Class C and Class R Prospectus (dated July 31, 2010), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund

(U.S. Dollar-Hedged), PIMCO Global Bond Fund (U.S. Dollar-Hedged), PIMCO Income Fund,

PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Fund, PIMCO Real Return

Fund, PIMCO Short-Term Fund and PIMCO Total Return Fund

(each, a “Fund,” collectively, the “Funds”)

Effective May 1, 2011, the Management Fees for each Fund were reduced causing each Fund’s Total Annual Fund Operating Expenses to decrease as described below.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Foreign Bond Fund (Unhedged) was reduced by 0.05% to 0.65% and 0.65% in Management Fees for Class A and Class C shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.05% to 0.91% and 1.66% for Class A and Class C shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) was reduced by 0.05% to 0.65%, 0.65%, 0.65% and 0.65% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.05% to 0.92%, 1.67%, 1.67% and 1.17% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Global Bond Fund (U.S. Dollar-Hedged) was reduced by 0.05% to 0.65%, 0.65% and 0.65% in Management Fees for Class A, Class B and Class C shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.05% to 0.90%, 1.65% and 1.65% for Class A, Class B and Class C shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Income Fund was reduced by 0.05% to 0.60%, 0.60% and 0.60% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction were decreased by 0.05% to 0.85%, 1.60% and 1.10% for Class A, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Long-Term U.S. Government Fund was reduced by 0.05% to 0.575%, 0.575% and 0.575% in Management Fees for Class A, Class B and Class C shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.05% to 0.845%, 1.595% and 1.595% for Class A, Class B and Class C shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Low Duration Fund was reduced by 0.05% to 0.55%, 0.55%, 0.55% and 0.55% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.05% to 0.80%, 1.55%, 1.10% and 1.05% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Real Return Fund was reduced by 0.05% to 0.60%, 0.60%, 0.60% and 0.60% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.05% to 0.88%, 1.63%, 1.38% and 1.13% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Short-Term Fund was reduced by 0.10% to 0.45%, 0.45%, 0.45% and 0.45% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.10% to 0.70%, 1.45%, 1.00% and 0.95% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Total Return Fund was reduced by 0.05% to 0.60%, 0.60%, 0.60% and 0.60% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.05% to 0.86%, 1.61%, 1.61% and 1.11% for Class A, Class B, Class C and Class R shares, respectively.

Effective immediately, footnotes describing these reductions are added to: (i) each Fund’s Annual Fund Operating Expenses table; (ii) the Management Fees table in the “Management of the Funds – Management Fees” section of the prospectus; and (iii) the supervisory and administrative fees table in the “Management of the Funds – Management Fees” section of the prospectus.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_051711

PIMCO Funds

Supplement Dated March 4, 2011 (as revised May 17, 2011) to the Strategic Markets Funds –

Institutional Class, Class P, Administrative Class and Class D Prospectus (dated July 31, 2010), as supplemented and revised from time to time

Disclosure Related to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO

RealRetirement® 2010 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement®

2030 Fund, PIMCO RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund

(each, a “Fund,” collectively, the “Funds”)

Effective May 1, 2011, the Management Fees for each Fund were reduced causing each Fund’s Total Annual Fund Operating Expenses to decrease as described below.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO CommodityRealReturn Strategy Fund® was reduced by 0.05% to 0.94% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Fee Waiver for Class D shares were decreased by 0.05% to 1.24%.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO RealRetirement® 2010 Fund was reduced by 0.10% to 1.00% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction for Class D shares were decreased by 0.10% to 1.30%.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO RealRetirement® 2020 Fund was reduced by 0.10% to 1.00% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction for Class D shares were decreased by 0.10% to 1.30%.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO RealRetirement® 2030 Fund was reduced by 0.10% to 1.05% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction for Class D shares were decreased by 0.10% to 1.36%.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO RealRetirement® 2040 Fund was reduced by 0.10% to 1.10% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction for Class D shares were decreased by 0.10% to 1.45%.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO RealRetirement® 2050 Fund was reduced by 0.10% to 1.10% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction for Class D shares were decreased by 0.10% to 1.47%.

Effective immediately, footnotes describing these reductions are added to: (i) each Fund’s Annual Fund Operating Expenses table; (ii) the Management Fees table in the “Management of the Funds – Management Fees” section of the prospectus; and (iii) the supervisory and administrative fees table in the “Management of the Funds – Management Fees” section of the prospectus.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_051711

PIMCO Funds

Supplement Dated March 4, 2011 (as revised May 17, 2011) to the Strategic Markets Funds – Class A,

Class B, Class C and Class R Prospectus (dated July 31, 2010), as supplemented and revised from time to time

Disclosure Related to the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO

CommodityRealReturn Strategy Fund®, PIMCO RealEstateRealReturn Strategy Fund, PIMCO

RealRetirement® 2010 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement®

2030 Fund, PIMCO RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund

(each, a “Fund,” collectively, the “Funds”)

Effective May 1, 2011, the Management Fees for each Fund were reduced causing each Fund’s Total Annual Fund Operating Expenses to decrease as described below.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO All Asset Fund was reduced by 0.10% to 0.475%, 0.475%, 0.475% and 0.525% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.10% to 1.385%, 2.135%, 2.135% and 1.685% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO All Asset All Authority Fund was reduced by 0.15% to 0.45% and 0.45% in Management Fees for Class A and Class C shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.15% to 1.62% and 2.37% for Class A and Class C shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO CommodityRealReturn Strategy Fund® was reduced by 0.05% to 0.94%, 0.94%, 0.94% and 0.94% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Fee Waiver were decreased by 0.05% to 1.24%, 1.99%, 1.99% and 1.53% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealEstateRealReturn Strategy Fund was reduced by 0.05% to 0.89%, 0.89% and 0.89% in Management Fees for Class A, Class B and Class C shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses were decreased by 0.05% to 1.23%, 2.01% and 1.99% for Class A, Class B and Class C shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealRetirement® 2010 Fund was reduced by 0.10% to 1.00%, 1.00% and 1.00% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction were decreased by 0.10% to 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealRetirement® 2020 Fund was reduced by 0.10% to 1.00%, 1.00% and 1.00% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction were decreased by 0.10% to 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealRetirement® 2030 Fund was reduced by 0.10% to 1.05%, 1.05% and 1.05% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction were decreased by 0.10% to 1.36%, 2.11% and 1.61% for Class A, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealRetirement® 2040 Fund was reduced by 0.10% to 1.10%, 1.10% and 1.10% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction were decreased by 0.10% to 1.45%, 2.20% and 1.70% for Class A, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealRetirement® 2050 Fund was reduced by 0.10% to 1.10%, 1.10% and 1.10% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction were decreased by 0.10% to 1.47%, 2.22% and 1.72% for Class A, Class C and Class R shares, respectively.

Effective immediately, footnotes describing these reductions are added to: (i) each Fund’s Annual Fund Operating Expenses table; (ii) the Management Fees table in the “Management of the Funds – Management Fees” section of the prospectus; and (iii) the supervisory and administrative fees table in the “Management of the Funds – Management Fees” section of the prospectus.

Investors Should Retain This Supplement for Future Reference

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